Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill	$ 1,190,000	$ 0
Amortization expense	$ 43,663	$ 0